CONCENTRATIONS OF REVENUE	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF REVENUE

NOTE 16 – CONCENTRATIONS OF REVENUE

The Company has a concentration of customers. For the fiscal year ended December 31, 2021, one customer accounted for $6,682,019, or approximately 83%, of our revenue.

The Company’s sales are concentrated in the Virginia and northeastern North Carolina markets.